Operating Segment (Details) - CAD ($)	12 Months Ended
	Jan. 31, 2021	Jan. 31, 2020
Statement [Line Items]
Revenue	$ 0	$ 0
Non-current assets	36,871	4,770,241
Australia [Member]
Statement [Line Items]
Revenue	0	0
Non-current assets	0	0
E U [member]
Statement [Line Items]
Revenue	0	0
Non-current assets	0	0
U S [member]
Statement [Line Items]
Revenue	0	0
Non-current assets	0	63,508
Canada [member]
Statement [Line Items]
Revenue	0	0
Non-current assets	$ 36,871	$ 4,706,733